UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $267,460 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      388     5075 SH       SOLE                     5075
Abbott Laboratories         COM                 002824100      329     5900 SH       SOLE                     5900
Altria Group                COM                 718154107      368     4191 SH       SOLE                     4191
American Express            COM                 025816109     2259    40048 SH       SOLE                    40048
Amgen Inc                   COM                               3091    55308 SH       SOLE                    55308
Anheuser-Busch              COM                 035229103    16909   335105 SH       SOLE                   335105
AT&T                        COM                 001957109      281     7127 SH       SOLE                     7127
Bank of America Corp        COM                                672    13168 SH       SOLE                    13168
Bank of New York            COM                 064057102      406    10000 SH       SOLE                    10000
Berkshire Hathaway Cl A     COM                                218      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    60085    16507 SH       SOLE                    16507
Boeing                      COM                 097023105      298     3350 SH       SOLE                     3350
BP PLC ADR                  COM                 055622104      524     8100 SH       SOLE                     8100
Bravo! Foods Intl           COM                 105666101       14    50000 SH       SOLE                    50000
Bristol-Myers Squibb        COM                 110122108      371    13350 SH       SOLE                    13350
Cadbury Schweppes Plc       COM                                745    14500 SH       SOLE                    14500
Central Fund of Canada Cl A                     153501101    17217  1831625 SH       SOLE                  1831625
Chevron                     COM                 166764100     3339    45152 SH       SOLE                    45152
cisco Systems               COM                 17275R102      327    12825 SH       SOLE                    12825
Citigroup                   COM                 172967101      534    10400 SH       SOLE                    10400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104    14184   295503 SH       SOLE                   295503
ConocoPhillips              COM                 20825C104     2150    31455 SH       SOLE                    31455
Costco Wholesale            COM                 22160K105      619    11495 SH       SOLE                    11495
Dell Inc                    COM                 247025109      629    27100 SH       SOLE                    27100
Diageo PLC ADR              COM                               1101    13600 SH       SOLE                    13600
Dodge & Cox Stk Fd                                             216     1400 SH       SOLE                     1400
Dominion Res Black War      COM                 25746Q108      316    12725 SH       SOLE                    12725
Dow Chemical                COM                 260543103      252     5500 SH       SOLE                     5500
Duke Energy                 COM                 264399106      218    10731 SH       SOLE                    10731
E*Trade Group               COM                                373    17600 SH       SOLE                    17600
Electronic Data Sys         COM                 285661104      283    10207 SH       SOLE                    10207
Excelixis Inc               COM                                233    23450 SH       SOLE                    23450
Express Scripts             COM                 302182100      210     2600 SH       SOLE                     2600
Exxon Mobil                 COM                 30231G102    19541   258998 SH       SOLE                   258998
General Electric            COM                 369604103     3413    96523 SH       SOLE                    96523
Hewlett-Packard             COM                 428236103      317     7898 SH       SOLE                     7898
Home Depot                  COM                 437076102    13440   365825 SH       SOLE                   365825
Honeywell Intl              COM                 438516106      400     8674 SH       SOLE                     8674
Int'l Business Machines     COM                 459200101     1031    10941 SH       SOLE                    10941
Johnson & Johnson           COM                 478160104     7614   126348 SH       SOLE                   126348
Kimberly-Clark              COM                 494368103      226     3300 SH       SOLE                     3300
Lilly Eli & Company         COM                 532457108     1695    31550 SH       SOLE                    31550
Lowe's Companies            COM                 548661107      959    30460 SH       SOLE                    30460
McDonalds Corp              COM                 580135101     2522    55974 SH       SOLE                    55974
Merck & Co                  COM                 589331107    18605   421223 SH       SOLE                   421223
Moody's Corporation         COM                 615369105      577     9300 SH       SOLE                     9300
Morgan Stanley              COM                                299     3800 SH       SOLE                     3800
Motorola                    COM                 620076109     8276   468345 SH       SOLE                   468345
MSCI Eafe Index i Shares                                      221      2892 SH       SOLE                2     892
Pepsico                     COM                 713448108     1940    30527 SH       SOLE                    30527
PetroChina ADR              COM                 71646E100     1235    10550 SH       SOLE                    10550
Pfizer Incorporated         COM                 717081103     3221   127510 SH       SOLE                   127510
PNC Financial Services      COM                 693475105     2476    34400 SH       SOLE                    34400
Procter & Gamble            COM                 742718109     4947    78329 SH       SOLE                    78329
Royal Dutch Shell ADR       COM                                312     4700 SH       SOLE                     4700
Schering CvPfd 6%                               806605606      343     5835 SH       SOLE                     5835
Schering Plough Corp        COM                 806605101    10806   423582 SH       SOLE                   423582
Schlumberger                COM                 806857108      242     3500 SH       SOLE                     3500
Sonus Networks              COM                                322    39850 SH       SOLE                    39850
Texas Citizens Bank         COM                                162    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      619    20560 SH       SOLE                    20560
U S Bancorp                 COM                 902973304     7660   219048 SH       SOLE                   219048
USG Corp                    COM                 903293405    12569   269258 SH       SOLE                   269258
Wachovia Corp               COM                 929903102     1647    29924 SH       SOLE                    29924
Wachovia DEPs               PFD                                  0    30300 SH       SOLE                    30300
Wells Fargo & Co            COM                 949746101     9377   272340 SH       SOLE                   272340
Wyeth                       COM                 983024100      320     6400 SH       SOLE                     6400
YUM! Brands                 COM                 895953107      967    16740 SH       SOLE                    16740